Financial Instruments and Fair Value Disclosures - Derivatives Designated As Hedging Instruments (Table 2) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swaps - Realized Loss	$ 174,869	$ 0	$ 0
Interest and finance costs (Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Gain /(Loss) in Statement of Comprehensive Income (Effective Portion))
Interest rate swaps - Realized Loss	$ (174,869)